BORROWINGS - Long term (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BORROWINGS
Long-term borrowings on project assets - current	$ 198,794	$ 286,173
Long-term borrowings	446,090	619,477
Future principal repayment on the long-term borrowings loans
2021	488,530
2022	275,985
2023	71,563
2024	18,785
2025	2,912
Thereafter	76,845
Total	934,620
Less: future principal repayment related to long-term borrowings, current portion	(488,530)
Total long-term portion	$ 446,090	$ 619,477
Minimum
BORROWINGS
Average interest rate on long-term borrowings (as a percent)	1.70%
Maximum
BORROWINGS
Average interest rate on long-term borrowings (as a percent)	6.50%